Average Annual Total Returns - Direxion Daily Energy Bear 2X Shares	Direxion Daily Energy Bear 2X Shares 1 Year	Direxion Daily Energy Bear 2X Shares 5 Years	Direxion Daily Energy Bear 2X Shares 10 Years	Direxion Daily Energy Bear 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Energy Bear 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Energy Bear 2X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Energy Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Energy Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Energy Bear 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Energy Select Sector Index (reflects no deduction for fees, expenses or taxes) 1 Year	Energy Select Sector Index (reflects no deduction for fees, expenses or taxes) 5 Years	Energy Select Sector Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(11.82%)	(24.78%)	(25.61%)	(11.82%)	(24.91%)	(25.67%)	(6.99%)	(15.89%)	(12.03%)	(32.84%)	(4.75%)	(2.54%)	18.40%	15.22%	13.88%